Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capital commitments	$ 160,086,184	$ 129,447,840	$ 203,603,490
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	90,611,005	80,678,753	146,703,164
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	52,832,489	36,284,427	42,064,662
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Capital commitments	11,711,984	11,600,973	13,869,824
All other segments [member]
IfrsStatementLineItems [Line Items]
Capital commitments	$ 4,930,706	$ 883,687	$ 965,840